Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and Other Receivables
Trade receivables	$ 808	$ 1,129
VAT receivable	1,094	833
Accrued income	9,473	4,034
Insurance claims	1,282	1,452
Other receivables	7,587	3,258
Total	20,244	10,706
Allowance for receivables	$ 0	$ 0